CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenue:		$ 177,266,677	$ 187,173,834	$ 173,992,897
Cost of sales:		(145,388,571)	(161,270,544)	(164,091,469)
Gross profit		31,878,106	25,903,290	9,901,428
Advertising expense		(21,959,556)	(4,912,269)	(20,703,071)
Selling, general, and administrative expense		(58,961,360)	(49,677,783)	(54,891,680)
Loss from operations		(49,042,810)	(28,686,762)	(65,693,323)
Other income (expense), net		(20,179,795)	(5,749,814)	291,323
Loss before income taxes		(69,222,605)	(34,436,576)	(65,402,000)
Income taxes		0	0	0
Net loss		$ (69,222,605)	$ (34,436,576)	$ (65,402,000)
Earnings Per Share [Abstract]
Basic net loss per common share (in dollars per share)		$ (5.14)	$ (3.80)	$ (7.19)
Diluted net loss per common share (in dollars per share)		$ (5.14)	$ (3.80)	$ (7.19)
Weighted average shares outstanding:
Weighted average shares outstanding - Basic (in shares)		13,063,482	9,348,633	9,261,222
Weighted average shares outstanding - Diluted (in shares)		13,063,482	9,348,633	9,261,222
Retail
Net revenue:		$ 156,989,110	$ 187,173,834	$ 173,992,897
Cost of sales:		(142,949,882)	(161,270,544)	(164,091,469)
Loss from operations		(64,863,125)	(26,244,100)	(63,082,583)
Software & Services
Net revenue:	[1]	20,277,567	0	0
Cost of sales:	[1]	(2,438,689)	0	0
Loss from operations		$ 15,820,315	$ (2,442,662)	$ (2,610,740)

[1]	For information related to related party transactions, see Note 17.